Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
Jun. 30, 2024
The Company [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jan. 03, 2020
Place of incorporation	Cayman Islands
Percentage of ownership	100%
Principal activities	Parent Holding
Pop HK [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jan. 20, 2020
Place of incorporation	Hong Kong
Percentage of ownership	100%
Principal activities	Investment holding
WFOE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 13, 2020
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	WFOE, consultancy and information technology support
Pop Culture Global Operations Inc [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 03, 2021
Place of incorporation	California
Percentage of ownership	100%
Principal activities	Overseas hip-hop resource integration and business development
CPHF Holding Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 21, 2023
Place of incorporation	Hong Kong
Percentage of ownership	100%
Principal activities	Investment holding
Fujian Hualiu Culture & Sports Industry Development Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jul. 21, 2022
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Holding sports performance activities
Xiamen Pop Culture Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 29, 2007
Place of incorporation	PRC
Percentage of ownership	VIE
Principal activities	Event planning, execution, and hosting
Shanghai Pupu Sibo Sports Technology Development Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 30, 2017
Place of incorporation	PRC
Percentage of ownership	60% owned by VIE
Principal activities	Event planning and execution
Jiangxi Hualiu Culture Technology Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jun. 06, 2017
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Marketing
Guangzhou Shuzhi Culture Communication Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Dec. 19, 2018
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Shenzhen Pop Digital Industrial Development Co., Ltd. (“Shenzhen Pop”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jan. 17, 2020
Place of incorporation	PRC
Percentage of ownership	100% owned by VIE
Principal activities	Event planning and execution
Xiamen Pupu Digital Technology Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jun. 20, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Cultural technology
Hualiu Digital Entertainment (Beijing) International Culture Media Co., Ltd.[Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Apr. 14, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 30, 2022
Place of incorporation	PRC
Percentage of ownership	54% owned by the VIE* [1]
Principal activities	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Oct. 18, 2021
Place of incorporation	PRC
Percentage of ownership	54% owned by the VIE
Principal activities	IPC License
Xiamen Pop Shuzhi Culture Communication Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	May 16, 2022
Place of incorporation	PRC
Percentage of ownership	100% owned by the VIE
Principal activities	Online and offline advertising marketing and exhibitions
Fujian Shuzhi Fuxin Exhibition Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Oct. 07, 2023
Place of incorporation	PRC
Percentage of ownership	Formerly 51% owned by the VIE
Shenzhen Jam Box Technology Co., Ltd. (“Shenzhen Jam box”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Jan. 22, 2024
Place of incorporation	PRC
Percentage of ownership	From 56% owned VIE subsidiary to 20% investment
Xiamen Pupu Investment Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Date of incorporation	Mar. 06, 2024
Place of incorporation	PRC
Percentage of ownership	Formerly 100% owned by the VIE

[1]	Zhongpu Shuyuan is 51% owned by Jiangxi Hualiu and 10% owned by Junpu Jiyuan. Junpu Jiyuan is 30% owned by Jiangxi Hualiu.